Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 MXN ($) $ / ¥ $ / $ CHF (SFr) $ / € $ / £	Dec. 31, 2025 USD ($) $ / ¥ $ / $ CHF (SFr) $ / € $ / £	Dec. 31, 2024 MXN ($) $ / SFr $ / € $ / £ $ / $ $ / ¥	Dec. 31, 2024 USD ($) $ / SFr $ / € $ / £ $ / $ $ / ¥
Monetary assets and liabilities denominated in foreign currency [line items]
Net position Asset/(Liability)	$ (1,049,446,333)		$ (1,953,045,227)
Exchange rate | $ / $	17.9667	17.9667
U.S. dollar
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 4,631,591		$ 16,359,113
Liabilities		57,235,299		105,786,263
Net position Asset/(Liability)	$ (945,115,041)	$ (52,603,708)	$ (1,812,536,304)	$ (89,427,150)
Exchange rate | $ / $	17.9667	17.9667	20.2683	20.2683
Euro
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 600,546		$ 1,382
Liabilities		5,107,518		6,748,800
Net position Asset/(Liability)	$ (95,085,391)	$ (4,506,972)	$ (141,606,712)	$ (6,747,418)
Exchange rate | $ / €	21.0974	21.0974	20.9868	20.9868
Pounds sterling
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 345		$ 904,818
Liabilities		2,688		454,525
Net position Asset/(Liability)	$ (56,609)	$ (2,343)	$ 11,431,138	$ 450,293
Exchange rate | $ / £	24.1607	24.1607	25.3860	25.3860
Japanese yen
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 0		$ 0
Liabilities		80,142,852		80,127,438
Net position Asset/(Liability)	$ (9,184,371)	$ (80,142,852)	$ (10,328,427)	$ (80,127,438)
Exchange rate | $ / ¥	0.1146	0.1146	0.1289	0.1289
Swiss francs
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 0		$ 0
Liabilities		217		220
Net position Asset/(Liability)	$ (4,921)	$ (217)	$ (4,922)	$ (220)
Exchange rate	22.6758	22.6758	22.3721	22.3721